Related party transactions and Directors remuneration (Narrative) (Details)		12 Months Ended
		Dec. 31, 2017 GBP (£) Employees £ / shares shares		Dec. 31, 2016 GBP (£) Employees £ / shares shares		Dec. 31, 2015 GBP (£) Employees
Disclosure of transactions between related parties [line items]
Share price		£ 1.41		£ 1.88
Advances and credits available		£ 9,707,000,000		£ 10,942,000,000		£ 4,973,000,000
Number of employees (full time equivalent) | Employees		79,900	[1]	119,300	[2]	129,400	[3]
Aggregate emoluments	[4]	£ 8,500,000		£ 8,100,000
Others [member]
Disclosure of transactions between related parties [line items]
Options to purchase shares held | shares	[5],[6]	24,569,000		24,435,000
Sharesave [Member]
Disclosure of transactions between related parties [line items]
Options to purchase shares held | shares		10,121,109
Bottom of range [member]
Disclosure of transactions between related parties [line items]
Share price		£ 1.2
Top of range [member]
Disclosure of transactions between related parties [line items]
Share price		£ 2.28
Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Par value per share | £ / shares		£ 0.25
Ordinary shares [member] | Barclays Bank PLC [member]
Disclosure of transactions between related parties [line items]
Number of shares issued | shares		2,342,000,000		2,342,000,000
Par value per share | £ / shares		£ 1		£ 1
Directors and other Key Management Personnel
Disclosure of transactions between related parties [line items]
Total commitments outstanding'		£ 300,000		£ 200,000
Advances and credits available		500,000		600,000
Directors [Member]
Disclosure of transactions between related parties [line items]
Accruing benefits under defined benefit scheme		0		0
Advances and credits available		200,000		200,000
New guarantees		0		0
Directors and officers [Member] | Barclays Bank PLC [member]
Disclosure of transactions between related parties [line items]
Accruing benefits under defined benefit scheme		£ 100,000		£ 200,000		£ 300,000
Number of employees (full time equivalent) | Employees		30		33		33
Aggregate emoluments		£ 88,700,000		£ 71,300,000		£ 52,500,000
Directors and officers [Member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Number of shares issued | shares		12,460,877		11,464,580
Percentage of ordinary share capital outstanding		0.07%
Directors and officers [Member] | Ordinary shares [member] | Sharesave [Member]
Disclosure of transactions between related parties [line items]
Par value per share | £ / shares		£ 0.25
Options to purchase shares held | shares		6,000		22,527
Share price		£ 1.2
Number of employees (full time equivalent) | Employees		11
Joint Ventures [member]
Disclosure of transactions between related parties [line items]
Guarantees, pledges or commitments		£ 27,000,000		£ 940,000,000
Pension funds, unit trusts, and investment funds [Member]
Disclosure of transactions between related parties [line items]
Derivatives transacted		£ 3,000,000		£ 3,000,000

[1]

As a result of the establishment of the Group Service Company in September 2017, employees who are now empl oyed by the Group Service Company and who were previously allocated to, or were within, Barclays UK and Barclays International are now reported in Head Office.

[2]	Number of employ ees included 40,800 employees in re lation to Africa Bankin g for 2016.
[3]	Number of employees included 41,500 employees in relation to Africa Banking for 2015.
[4]

The aggregate emoluments include amounts paid for the 2017 year. In addition, deferred share awards for 2017 will be made to James E Staley and Tushar Morzaria which will only vest subject to meeting certain conditions. The total of the deferred share awards is £ 1 m ( 2016 : £ 1.4 m).

[5]	Options/award granted over Barclays PLC shares.
[6]

The number of awards within Others at the end of the year principally relates to Sharesave (number of awards exercisable at end of year was 10,121,109 ). The weighted average exercise price relates to Sharesave.